Note 3 - Summary of Significant Accounting Policies (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) shares		Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 1999 a
Maximum [Member] | Building and Building Improvements [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years	40 years		40 years	[1]
Maximum [Member] | Mining Equipment [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years		7 years	[1]
PIK Note [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Convertible Debt, Fair Value Disclosures	$ 27,870,828	$ 27,488,811		$ 27,488,811		$ 10,500,000
Park Copper Mining Company [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Volume of Timber and Mineral Property Held (in Acres) | a								100
Convertible Debt Securities [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares	30,086,390		8,106,618	30,086,389		7,500,000
Additional Depreciation [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation		587,427		$ 587,427
Allowance for Doubtful Accounts Receivable		0		0		$ 0
Depreciation	$ 326,222		$ 108,386	1,164,366		317,570	$ 280,991
Unrecognized Tax Benefits	$ 0	$ 0		$ 0		$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted (in Shares) | shares	95,107,112		94,692,696	94,895,194		94,303,264	89,552,788
Outstanding Options and Warrants to Purchase Common Stock Not Included in Diluted Computation (in Shares) | shares	18,626,046		22,083,046
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares				48,312,435		29,583,046	21,660,400

[1]	See Note 4 for explanation of a change in useful life in 2014.